Taxation (Details) - Schedule of the movement on the deferred tax assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of the movement on the deferred tax assets [Abstract]
Balance at beginning of the year	$ 471
Deferred tax assets resulting from acquisition of IGI Europe		124
Addition of deferred tax assets related to unabsorbed losses for IGI Europe	308	347
Addition of deferred tax assets related to the change in fair value of bonds at fair value through OCI for IGI UK	4,877
Ending balance	$ 5,656	$ 471